Inventories - Summay of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finished goods	$ 2,618	$ 3,288
Work in process	768	586
Raw materials	1,940	1,947
Inventories	5,326	5,821
Less: current	(3,563)	(4,158)
Long-term inventories	$ 1,763	$ 1,663